Provision (Benefit) for Income Taxes Tax Provison (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current :
Federal	$ (41)	$ (83)	$ 15
State	(5)	1	23
Foreign	2	0	0
Total	(44)	(82)	38
Deferred:
Federal	280	183	(2,004)
State	99	37	(8)
Total	379	220	(2,012)
Provision (benefit) for income taxes	$ 335	$ 138	$ (1,974)